Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income taxes [Line Items]
Current taxes	$ 24,494	$ 25,785	$ 19,615
Deferred taxes	(9,063)	(8,255)	1,565
Provision for income taxes	15,431	17,530	21,180
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	24,494	25,785	19,615
Deferred taxes	$ (9,063)	$ (8,255)	$ 1,565